Derivative Instruments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Cash Flow Hedges [Abstract]
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ 0
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	(628)
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0
Cash Flow Hedge Gain (Loss) Reclassified to Investment Income, Net	(200)
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ (828)